Hoya Capital Housing ETF
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 96.1%	Shares	Value
Home Building Products & Materials - 13.5%
Beazer Homes USA, Inc. (a)	12,052	$275,629
Builders FirstSource, Inc. (a)	2,306	258,802
Cavco Industries, Inc. (a)	528	314,503
Century Communities, Inc.	4,712	307,646
Champion Homes, Inc. (a)	2,965	254,516
Dream Finders Homes, Inc. - Class A (a)	11,909	235,441
Eagle Materials, Inc.	1,165	260,634
Green Brick Partners, Inc. (a)	4,228	286,997
Installed Building Products, Inc.	1,595	427,492
Leggett & Platt, Inc.	28,685	294,308
Lennox International, Inc.	440	219,503
LGI Homes, Inc. (a)	4,851	252,349
Louisiana-Pacific Corp.	2,697	221,181
PotlatchDeltic Corp.	6,527	262,646
Rayonier, Inc.	10,717	238,025
Simpson Manufacturing Company, Inc.	1,618	270,821
TopBuild Corp. (a)	893	404,082
Watsco, Inc.	549	190,174
Weyerhaeuser Co.	9,902	219,923
		5,194,672

Home Furnishings & Home Goods - 13.4%
A.O. Smith Corp.	3,865	255,013
American Woodmark Corp. (a)	4,566	251,723
Carrier Global Corp.	3,650	200,312
Floor & Decor Holdings, Inc. - Class A (a)	3,534	224,833
Fortune Brands Home & Security, Inc.	5,155	266,153
Hayward Holdings, Inc. (a)	19,037	313,159
La-Z-Boy, Inc.	6,171	240,175
Masco Corp.	4,193	272,000
Masterbrand, Inc. (a)	26,439	293,208
Mohawk Industries, Inc. (a)	2,563	297,052
Owens Corning	1,936	219,233
RH (a)	1,401	220,783
Sherwin-Williams Co.	735	252,612
Somnigroup International, Inc.	4,059	371,480
Trex Company, Inc. (a)	4,552	159,229
Wayfair, Inc. - Class A (a)	7,157	792,996
Whirlpool Corp.	3,352	259,277
Williams-Sonoma, Inc.	1,641	295,396
		5,184,634

Home Improvement Retailers - 5.4%
Home Depot, Inc.	2,755	983,315
Lowe's Companies, Inc.	4,520	1,096,009
		2,079,324

Homebuilders - 16.6%
DR Horton, Inc.	4,211	669,591
KB Home	9,751	627,282
Lennar Corp. - Class A	4,750	623,675
M/I Homes, Inc. (a)	4,698	646,398
Meritage Homes Corp.	7,781	568,635
Millrose Properties, Inc.	8,913	271,490
NVR, Inc. (a)	71	533,018
PulteGroup, Inc.	5,088	647,143
Taylor Morrison Home Corp. (a)	8,854	555,057
Toll Brothers, Inc.	4,792	670,065
Tri Pointe Homes, Inc. (a)	16,740	571,169
		6,383,523

Mortgage Lenders & Servicers - 11.1%
AGNC Investment Corp.	25,123	263,540
Annaly Capital Management, Inc.	11,819	269,473
Arbor Realty Trust, Inc.	23,427	208,735
Chimera Investment Corp.	17,109	218,824
Citizens Financial Group, Inc.	5,612	303,609
Ellington Financial, Inc.	17,625	241,463
Essent Group Ltd.	3,855	241,940
MFA Financial, Inc.	23,778	228,744
PennyMac Mortgage Investment Trust	18,173	233,341
PNC Financial Services Group, Inc.	1,292	246,410
Rithm Capital Corp.	19,953	229,260
Rocket Cos., Inc. - Class A	17,514	349,930
Starwood Property Trust, Inc.	11,371	208,544
Truist Financial Corp.	5,653	262,864
Two Harbors Investment Corp.	20,468	207,546
UWM Holdings Corp.	54,701	320,001
Wells Fargo & Co.	3,049	261,757
		4,295,981

Property, Title & Mortgage Insurance - 5.2%
Allstate Corp.	1,093	232,787
Fidelity National Financial, Inc.	4,116	244,614
First American Financial Corp.	3,991	262,448
MGIC Investment Corp.	8,545	242,251
Old Republic International Corp.	5,931	273,419
Radian Group, Inc.	6,673	237,225
Stewart Information Services Corp.	3,656	280,159
Travelers Companies, Inc.	819	239,853
		2,012,756

Real Estate Technology, Brokerage & Services - 5.3%
Anywhere Real Estate, Inc. (a)	66,492	947,511
Compass, Inc. - Class A (a)	37,200	387,624
CoStar Group, Inc. (a)	3,001	206,469
RE/MAX Holdings, Inc. - Class A (a)	30,888	253,899
Zillow Group, Inc. - Class C (a)	3,363	250,140
		2,045,643

Residential REITs & Real Estate Operators - 25.6% (b)
American Homes 4 Rent - Class A	13,271	426,265
AvalonBay Communities, Inc.	2,522	458,853
Camden Property Trust	4,421	470,129
Centerspace	8,170	545,429
CubeSmart	12,092	450,185
Elme Communities	32,032	556,076
Equity LifeStyle Properties, Inc.	7,866	494,535
Equity Residential	7,391	456,394
Essex Property Trust, Inc.	1,853	488,488
Extra Space Storage, Inc.	3,429	456,640
Independence Realty Trust, Inc.	27,776	476,358
Invitation Homes, Inc.	15,138	426,892
Mid-America Apartment Communities, Inc.	3,271	444,496
NexPoint Residential Trust, Inc.	15,005	477,309
Public Storage	1,684	462,325
Sun Communities, Inc.	4,166	536,747
UDR, Inc.	12,659	461,041
UMH Properties, Inc.	30,339	459,029
Ventas, Inc.	7,793	628,350
Welltower, Inc.	3,349	697,329
		9,872,870
TOTAL COMMON STOCKS (Cost $33,862,065)		37,069,403

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.8%	Shares	Value
First American Government Obligations Fund - Class X, 3.92% (c)	310,247	310,247
TOTAL MONEY MARKET FUNDS (Cost $310,247)		310,247

TOTAL INVESTMENTS - 96.9% (Cost $34,172,312)		37,379,650
Other Assets in Excess of Liabilities - 3.1%		1,202,802
TOTAL NET ASSETS - 100.0%		$38,582,452

Percentages are stated as a percent of net assets. The Fund’s security classifications are defined by the Fund’s Adviser.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

Hoya Capital Housing ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$37,069,403	$–	$–	$37,069,403
Money Market Funds	310,247	–	–	310,247
Total Investments	$37,379,650	$–	$–	$37,379,650

Refer to the Schedule of Investments for further disaggregation of investment categories.